As filed with the Securities and Exchange Commission on December 20, 2004
                                          1933 Act Registration No. 333-92298
                                          1940 Act Registration No. 811-08441
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 4 /X/

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 45 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                    American Legacy Shareholder's Advantage

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                           Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b) of Rule 485

/ /  on ______________, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _____________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York
                Lincoln Life & Annuity Variable Annuity Account H
                     American Legacy Shareholder's Advantage

                       Supplement dated December 30, 2004
                       to the Prospectus dated May 1, 2004

Please keep this Supplement with your current American Legacy Shareholder's Advantage Prospectus and retain it for reference. This Supplement replaces the discussion of the Lincoln Principal SecuritySM Benefit rider currently in your prospectus. All references in your prospectus to Lincoln Principal SecuritySM Benefit should be changed to Lincoln SmartSecuritySM Advantage, and references to resets are now called Step-ups. No action is required on your part unless you want to elect one of these benefits.

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial gross purchase payment (or contract value if elected after contract issue) adjusted for gross purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

      Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up (default) or Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up

when you purchase the benefit, and the version of the rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. There is no guarantee that either option will be available in the future as we reserve the right to discontinue this benefit at any time. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

Effective Date

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our home office), the rider will be effective on the next valuation date following approval by us. You cannot elect the rider on or after the annuity commencement date (or after the purchase of i4LIFE(R) Advantage).

Expense Table

The next table describes the fees and expenses that you will pay for this rider periodically during the time that you own the contract, not including fund fees and expenses.

                                                            Lincoln SmartSecuritySM         Lincoln SmartSecuritySM
                                                          Advantage - 5 Year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
-------------------------------------------------------- ------------------------------ ---------------------------------
o Current annual percentage charge*                                     0.45%                           0.65%
o Guaranteed maximum annual percentage charge*                          0.95%                           1.50%

*The annual percentage charge is assessed against the Guaranteed Amount as adjusted for purchase payments, step-ups and withdrawals.

For a complete listing of charges, see Expense tables in the prospectus.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

___________________________1 year________3 years_______5 years________10 years
------------------------------------------------------------------------------
                           $820          $1,333        $1,878           $3,394

If you annuitize or do not surrender your contract at the end of the applicable time period:

___________________________1 year________3 years_______5 years________10 years
------------------------------------------------------------------------------
                           $820          $1,333        $1,878           $3,394

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFESM Advantage and Annuity payouts. Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges for the rider

We will deduct the cost of this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each subaccount on the valuation date the rider charge is assessed. The charge will not apply to any portion of the Guaranteed Amount in the dollar cost averaging fixed account. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum as stated above.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE(R) Advantage, or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver

For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option , after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) gross purchase payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

Benefit Year

The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount

The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial gross purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln New York contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional gross purchase payments automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional gross purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year anniversary if:

a.   the contractowner or joint owner is still living; and
b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the rider charge and Account Fee plus any gross purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

     After the tenth Benefit Year anniversary, you may elect to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and
b. the contractowner or joint owner is still living.

         This step-up will initiate automatic step-ups as described above for another ten years.

Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. Gross purchase payments or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal limit is:

|X|   7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up option and
|X|   5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional gross purchase payment. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.       the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to an interest adjustment. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
        a. the contract value immediately following the withdrawal, or
        b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
        a. the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
        b. the greater of:
              i. 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
              ii. 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
         c. the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in your Prospectus, under Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse or surviving joint owner of the deceased contractowner continues the contract, all terms and conditions of the rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination

After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the rider may be terminated. This rider will automatically terminate:

o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
o        upon the election of i4LIFE(R) Advantage;
o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner); or
o        upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect either option.

i4LIFE(R) Advantage Option

Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE(R) Advantage under the i4LIFE(R) Advantage terms and charge in effect at the time of the i4LIFE(R) Advantage election. Refer to the i4LIFE(R) Advantage section of your prospectus.

Availability

This rider is available for contracts issued after September 30, 2003.



If you want to stop receiving annuity documents by mail, you may sign up for E-delivery. Go to LincolnRetirement.com and select "My Account".

                                     PART A

     The prospectus for the American  Legacy  Shareholder's  Advantage  variable
annuity  contracts  is  incorporated   herein  by  reference  to  Post-Effective
Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.


                                     PART B

     The Statement of Additional Information for the American Legacy Shareholder's Advantage variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

               Lincoln Life & Annuity Variable Annuity Account H

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     2. Part B

     The following financial statements for the Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     Statement of Assets and Liabilities - December 31, 2003

     Statement of Operations - Year ended December 31, 2003

     Statements of Changes in Net Assets - Years ended December 31, 2003 and
     2002

     Notes to Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

     3. Part B

     The following consolidated financial statements for the Depositor are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     Consolidated Balance Sheets - December 31, 2003 and 2002

     Consolidated Statements of Income - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Cash Flows - Years ended December 31, 2003, 2002, and 2001

     Notes to Consolidated Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

(b) List of Exhibits

   (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

   (2) Not Applicable.

   (3) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

   (4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

     (b) Contract Specifications Page for Return of Premium death benefit incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-92298) filed on September 22, 2003.

     (c) Enhanced Guaranteed Minimum Death Benefit (EGMDB) Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-92298) filed on July 12, 2002.

     (d) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (e) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (f) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (g) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (h) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (i) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (j) NY Principal Security Benefit (GMWB) Rider (32793A-NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-92298) filed on September 22, 2003.

     (k) Variable Annuity Contract (30070A NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     (l) Contract Specifications (CD NYAL3A) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     (m) Guaranteed Accumulation Values (NY ALSH GV 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     (n) Form of Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793HWM-A-NB-NY 4/04).

     (5) Application incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-92298) filed on April 8, 2004.

   (6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

     (7) Not Applicable.

   (8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (b) Amended and Restated Administrative Services Agreement between The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (c) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

   (9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

  (10) Consent of Independent Registered Public Accounting Firm.

  (11) Not Applicable.

  (12) Not Applicable.

  (13) Not Applicable.

  (14) Not Applicable.

  (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-119165) filed on December 10, 2004.

  (16) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed April 8, 2004.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   -----------------------------------------------
John H. Gotta****             President, Director and Assistant Secretary
Janet Chrzan**                2nd Vice President and Chief Financial Officer
Gary W. Parker****            2nd Vice President and Director
Robert O. Sheppard*           2nd Vice President and General Counsel
Christine S. Frederick***     Assistant Vice President
Eldon J. Summers *            Treasurer
C. Suzanne Womack**           Secretary
Rise' C.M. Taylor**           2nd Vice President and Assistant Treasurer

   Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202 *
   Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802 **

   Principal business address is Center Square West Tower, 1500 Market Street, Suite 2900, Philadelphia, PA 19102-2112 ***

   Principal business address is 350 Church Street, Hartford, CT 06103 ****

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of September 30, 2004 there were 2,414 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Advisors Corporation currently serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors


Name                      Positions and Offices with Underwriter
-----------------------   -------------------------------------------------
Robert W. Dineen*         Chief Executive Officer, President and Director
Casey Trumble***          Sr. Vice President and Chief Financial Officer
Sanford B. Axelroth*      Sr. Vice President and Director
Susan J. Scanlon**        Vice President and Chief Compliance Officer
Frederick Crawford***     Vice President and Treasurer
Joyce L. Byrer****        Secretary
Lucy D. Gase****          Vice President, Assistant Secretary and Director

   Principal Business address is 2005 Market Street, 34th Floor, Philadelphia, PA 19103 *
   Principal Business address is 350 Church Street, Hartford, CT 06103 **

   Principal Business address is 1500 Market Street, Suite 3900, Philadelphia, PA 19102 ***

   Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802****

   (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 20th day of December, 2004.

     Lincoln Life & Annuity Variable Annuity Account H (Registrant)
     American Legacy Shareholder's Advantage
     By:   /s/Rise' C. M. Taylor
           ------------------------------------
           Rise' C.M. Taylor
           Second Vice President, Lincoln Life & Annuity Company of
           New York
           (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
     (Depositor)
     By:   /s/ Gary W. Parker
           ------------------------------------
           Gary W. Parker
           (Signature-Officer of Depositor)
           Second Vice President, Lincoln Life & Annuity Company of
           New York
           (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 20, 2004.



Signature                             Title
*                                     President and Director
------------------------------------ (Principal Executive Officer)
John A. Gotta
                                      Second Vice President and Chief Financial
*                                     Officer (Principal Financial Officer and
------------------------------------  Principal Accounting Officer)
Janet Chrzan
*                                     Director
------------------------------------
J. Patrick Barrett
*                                     Director
------------------------------------
Robert D. Bond
*                                     Director
------------------------------------
Jon A. Boscia
*                                     Director
------------------------------------
Donna D. DeRosa
*                                     Director
------------------------------------
Barbara S. Kowalczyk
*                                     Director
------------------------------------
M. Leanne Lachman
*                                     Director
------------------------------------
Louis G. Marcoccia

/s/ Gary W. Parker                    Director
------------------------------------
Gary W. Parker
*                                     Director
------------------------------------
Ron J. Ponder
*                                     Director
------------------------------------
Jill S. Ruckelshaus

------------------------------------Director
Michael S. Smith
*                                     Director
------------------------------------
Richard C. Vaughan

*By: /s/ Rise' C. M. Taylor          Pursuant to a Power of Attorney
     --------------------------------
     Rise' C. M. Taylor
